Equity - share capital, Movement in Issued Capital (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) Vote shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares
Reconciliation of movement [Abstract]
Balance at the beginning of the period (in shares) | shares	2,098,818,267	2,091,299,420	2,091,299,420
Balance at the beginning of the period	$ 255,364	$ 254,273	$ 254,273
Exercise of unlisted options (in shares) | shares	357,715		0
Exercise of unlisted options	$ 84		$ 0
Performance rights vested (in shares) | shares	12,236,165		7,518,847
Performance rights vested	$ 1,732		$ 1,103
Share issue costs	$ (11)	$ (11)	$ (12)
Balance at the end of the financial period (in shares) | shares	2,111,412,147		2,098,818,267
Balance at the end of the financial period	$ 257,169		$ 255,364
Number of votes by member or proxy | Vote	1
Number of votes per share | Vote	1